Accounts Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts payable	$ 1,670,486	$ 386,071
Accrued interest	1,437,846	151,989
Accrued banking fees	700,000	700,000
Accrued payroll	94,723	127,514
Total	$ 3,903,055	$ 1,365,574